CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current Assets
Cash and cash equivalents	$ 65,098	$ 124,666
Time deposits	66,000	63,500
Accounts receivable, trade	5,101	6,565
Inventories	4,333	4,193
Prepaid expenses and other assets	9,922	7,490
Investments in equity securities (Note 4(b))	24,353	0
Vessel held for sale	9,311	0
Total Current Assets	184,254	206,608
Fixed Assets:
Advances for vessels under construction (Note 5)	20,241	19,558
Vessels, net (Note 5)	796,888	833,412
Property and equipment, net (Note 6)	27,529	27,175
Total fixed assets	844,658	880,145
Other Noncurrent Assets
Restricted cash, non-current (Note 7)	18,500	19,000
Equity method investments (Note 3)	57,301	42,826
Other non-current assets	31	31
Deferred costs	19,459	17,838
Total Non-current Assets	946,961	964,410
Total assets	1,131,215	1,171,018
Current Liabilities
Long-term debt, current, net of deferred financing costs (Note 7)	45,292	45,230
Finance liabilities, current (Note 8)	9,820	9,608
Accounts payable	10,992	8,990
Accrued liabilities	9,951	11,896
Deferred revenue	4,073	4,235
Fair value of derivatives (Note 7)	78	31
Total Current Liabilities	80,371	80,180
Non-current Liabilities
Long-term debt, net of current portion and deferred financing costs (Note 7)	446,722	469,387
Finance liabilities, net of current portion (Note 8)	108,373	113,300
Fair value of derivatives (Note 7)	313	134
Warrant liability (Note 10(g))	1,297	1,802
Other non-current liabilities	1,297	1,158
Total Noncurrent Liabilities	558,002	585,781
Commitments and contingencies (Note 9)
Stockholders' Equity
Preferred stock (Note 10)	26	26
Common stock, $0.01 par value; 1,000,000,000 shares authorized and 115,773,562 and 125,203,405 issued and outstanding on June 30, 2025, and December 31, 2024, respectively (Note 10)	1,158	1,252
Additional paid-in capital	1,121,695	1,139,363
Accumulated other comprehensive income	3,520	312
Accumulated deficit	(633,557)	(635,896)
Total Stockholders' Equity	492,842	505,057
Total Liabilities and Stockholders' Equity	1,131,215	1,171,018
Related Party [Member]
Current Assets
Accounts receivable, trade	136	194
Other Noncurrent Assets
Due from related parties, non-current (Note 3)	117	155
Investments in a related party (Note 4(a))	6,895	4,415
Current Liabilities
Accounts payable	$ 165	$ 190